UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-21901

Exact name of registrant as specified in charter:	abrdn Global Dynamic Dividend Fund

Address of principal executive offices:	1900 Market Street, Suite 200
Philadelphia, PA 19103

Name and address of agent for service:	Sharon Ferrari
abrdn Inc.
1900 Market Street, Suite 200
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2026

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) is filed herewith.

abrdn Global Dynamic Dividend Fund (AGD)
abrdn Total Dynamic Dividend Fund (AOD)
Semi-Annual Report
April 30, 2026
aberdeeninvestments.com

Letter to Shareholders  (unaudited)

Dear Shareholder,
We present the Semi-Annual Report, which covers the activities of abrdn Global Dynamic Dividend Fund ("AGD") and abrdn Total Dynamic Dividend Fund ("AOD") (collectively, the "Funds" and each a "Fund"), for the six-month period ended April 30, 2026. The primary investment objective for AGD is to seek high current dividend income, more than 50% of which qualifies for the reduced federal income tax rate, as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The primary investment objective for AOD is to seek high current dividend income. The Funds also focus on long-term growth of capital as a secondary investment objective.
Total Investment Return1
For the six-month period ended April 30, 2026, the total return to shareholders of the Funds based on the net asset value (“NAV”) and market price of the Funds, respectively, compared to the Funds' benchmark is as follows:
	AGD	AOD
NAV[2],[3]	11.00%	11.44%
Market Price[2]	11.91%	12.80%
MSCI AC World Index (Net DTR)[4]	7.75%	7.75%
For more information about AGD or AOD performance, please visit the Funds on the web at www.aberdeenagd.com (AGD) and www.aberdeenaod.com (AOD), respectively. On the web you can view quarterly commentary on the Funds' performance, monthly fact sheets, distribution and performance information, and other Fund literature.
NAV, Market Price and Premium(+)/Discount(-)
The below tables represent comparison between the current six-month period end and the prior fiscal year end of each Fund's market price to NAV and associated Premium(+) and Discount(-).
AGD
	NAV	Closing Market Price	Premium(+)/ Discount(-)
4/30/2026	$12.14	$12.25	0.91%
10/31/2025	$11.63	$11.63	–%
During the six-month period ended April 30, 2026, AGD’s NAV was within a range of $11.09 to $12.30 and AGD’s market price traded within a range of $10.44 to $12.81. During the six-month period ended April 30, 2026, AGD’s shares traded within a range of a premium(+)/discount(-) of -6.03% to 6.40%.
AOD
	NAV	Closing Market Price	Premium(+)/ Discount(-)
4/30/2026	$10.54	$10.18	-3.42%
10/31/2025	$10.05	$9.59	-4.58%
During the six-month period ended April 30, 2026, AOD's NAV was within a range of $9.60 to $10.66 and AOD's market price traded within a range of $8.81 to $10.70. During the six-month period ended April 30, 2026, AOD's shares traded within a range of a premium(+)/discount(-) of -8.23% to 0.66%.
Distribution Policy
The Funds have a managed distribution policy of paying monthly distributions at an annual rate, set once a year, as a percentage of the rolling average of the Fund’s NAV over the preceding month-end prior to declaration date. Each Board determined the rolling distribution rate to be 12%. The policy will be subject to regular review by the Board. The distributions will be made from current income, supplemented by realized capital gains and, to the extent necessary, paid-in capital, which is a nontaxable return of capital.

{foots1}
[1]	Past performance is no guarantee of future results. Investment returns and principal value will fluctuate and shares, when sold, may be worth more or less than original cost. Current performance may be lower or higher than the performance quoted. NAV return data includes investment management fees, custodial charges and administrative fees (such as Trustee and legal fees) and assumes the reinvestment of all distributions.
{foots1}
[2]	Assuming the reinvestment of dividends and distributions.
{foots1}
[3]	The Funds' total return is based on the reported NAV for each financial reporting period end and may differ from what is reported on the Financial Highlights due to financial statement rounding or adjustments.
{foots1}
[4]	The Morgan Stanley Capital International (MSCI) All Country (AC) World Index Net DailyTotal Return (DTR) is an unmanaged index considered representative of developed and emerging market stock markets. The index is calculated net of withholding taxes to which the Funds are generally subject. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. You cannot invest directly in an index.
2026 Semi-Annual Report	1

Letter to Shareholders  (unaudited)  (concluded)

Since all distributions are paid after deducting applicable withholding taxes, the effective distribution rate may be higher for those U.S. investors who are able to claim a tax credit.
On May 11, 2026 and June 9, 2026, AGD announced that it will pay on May 29, 2026 and June 30, 2026, respectively, a distribution per share of $0.12 and $0.12, respectively, to all shareholders of record as of May 21, 2026 and June 23, 2026, respectively.
On May 11, 2026 and June 9, 2026, AOD announced that it will pay on May 29, 2026 and June 30, 2026, respectively, a distribution per share of $0.10 and $0.11, respectively, to all shareholders of record as of May 21, 2026 and June 23, 2026, respectively.
Each Fund's policy is to provide investors with a stable monthly distribution out of current income, and, to the extent necessary, paid-in capital, which is a nontaxable return of capital. This policy is subject to an annual review as well as regular review at the quarterly meetings of each Fund's Board of Trustees (each, a "Board" and collectively, the "Boards") unless market conditions require an earlier evaluation.
Unclaimed Share Accounts
Please be advised that abandoned or unclaimed property laws for certain states require financial organizations to transfer (escheat) unclaimed property (including Fund shares) to the state. Each state has its own definition of unclaimed property, and a Fund's shares could be considered “unclaimed property” due to account inactivity (e.g., no owner-generated activity for a certain period), returned mail (e.g., when mail sent to a shareholder  is returned to the Funds' transfer agent as undeliverable), or a combination of both. If your Fund shares are categorized as unclaimed, your financial advisor or the Funds' transfer agent will follow the applicable state’s statutory requirements to contact you, but if unsuccessful, laws may require that the shares be escheated to the appropriate state. If this happens, you will have to contact the state to recover your property, which may involve time and expense. For more information on unclaimed property and how to maintain an active account, please contact your financial adviser or the Funds' transfer agent.
Open Market Repurchase Program
Each Board has approved an open market repurchase and discount management policy (the “Program”). The Program allows each Fund to purchase, in the open market, up to 10% of its outstanding common shares, with the amount and timing of any repurchase determined at the discretion of the Funds' investment adviser. Such purchases may be made opportunistically at certain discounts to NAV per share in the reasonable judgment of management based on historical discount levels and current market conditions. If shares are repurchased, the Funds report repurchase activity on its website on a monthly basis. For the six-month period ended April 30, 2026, the Funds did not repurchase any shares through the Program.
On a quarterly basis, the Board will receive information on any transactions made pursuant to this policy during the prior quarter.
Portfolio Holdings Disclosure
The Funds' complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year are included in the Funds' semi-annual and annual reports to shareholders. Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These reports are available on the SEC’s website at http://www.sec.gov. The Funds make the information available to shareholders upon request and without charge by calling Investor Relations toll-free at 1-800-522-5465.
Proxy Voting
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 of the relevant year: (1) upon request without charge by calling Investor Relations toll-free at 1-800-522-5465; and (2) on the SEC’s website at www.sec.gov.
Investor Relations Information
As part of Aberdeen’s commitment to shareholders, we invite you to visit the Funds on the web at https://www.aberdeeninvestments.com/en-us/investor/investment-solutions/closed-end-funds. Here, you can view monthly fact sheets, quarterly commentary, distribution and performance information, as well as other Fund literature. Enroll in Aberdeen's email services to receive content related to your fund. In addition, you will receive monthly factsheets based on your preferences. Sign up today at https://www.aberdeeninvestments.com/en-us/investor/investment-solutions/closed-end-funds.
Contact Us:
•	Visit: https://www.aberdeeninvestments.com/en-us/investor/investment-solutions/closed-end-funds
•	Call: 1-800-522-5465 (toll free in the U.S.).
Yours sincerely,
/s/ Alan Goodson
Alan Goodson
President

{foots1}
All amounts are U.S. Dollars unless otherwise stated.
2	2026 Semi-Annual Report

abrdn Global Dynamic Dividend Fund
Total Investment Return (unaudited)

The following table summarizes the average annual Fund performance compared to the Fund’s primary benchmark for the six-month (not annualized), 1-year, 3-year, 5-year and 10-year periods ended April 30, 2026.
AGD	6 Months	1 Year	3 Years	5 Years	10 Years
Net Asset Value (NAV)	11.00%	29.44%	14.93%	8.54%	11.03%
Market Price	11.91%	37.94%	20.99%	11.05%	12.98%
MSCI AC World Index (Net DTR)	7.75%	31.00%	19.84%	10.68%	12.25%
Performance of a $10,000 Investment for AGD (as of April 30, 2026)
This graph shows the change in value of a hypothetical investment of $10,000 in the Fund for the periods indicated. For comparison, the same investment is shown in the indicated index.
abrdn Investments Limited (the "Adviser")  assumed responsibility for the management of the Fund as investment adviser on May 7, 2018. Performance prior to this date reflects the performance of an unaffiliated investment adviser.
The Adviser had entered into a written contract with the Fund to waive fees or limit expenses from September 5, 2018 to June 30, 2025. Absent such waivers and/or reimbursements, the Fund's returns during that period would have been lower. Aberdeen has entered into an agreement with the Fund to limit investor relations services fees, without which performance would be lower if the Fund's investor services fees exceeded such limit during the relevant period. This agreement aligns with the term of the advisory agreement and may not be terminated prior to the end of the current term of the advisory agreement. See Note 3 in the Notes to Financial Statements.
Returns represent past performance. Total investment return at NAV is based on changes in the NAV of Fund shares and assumes reinvestment of dividends and distributions, if any, at market prices pursuant to the dividend reinvestment program sponsored by the Fund’s transfer agent. All return data at NAV includes fees charged to the Fund, which are listed in the Fund’s Statement of Operations under “Expenses.” Total investment return at market value is based on changes in the market price at which the Fund’s shares traded on the NYSE during the period and assumes reinvestment of dividends and distributions, if any, at market prices pursuant to the dividend reinvestment program sponsored by the Fund’s transfer agent. The Fund’s total investment return is based on the reported NAV as of the financial reporting period end date of April 30, 2026. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on both market price and NAV. Past performance is no guarantee of future results. The performance information provided does not reflect the deduction of taxes that a shareholder would pay on distributions received from the Fund or the sale of Fund shares. The current performance of the Fund may be lower or higher than the figures shown. The Fund’s yield, return, market price and NAV will fluctuate. Performance information current to the most recent month-end is available at www.aberdeenagd.com or by calling 800-522-5465.
The annualized net operating expense ratio based on the six-month period ended April 30, 2026 was 1.27%. The annualized net operating expense ratio, net of fee waivers and excluding interest expense based on the six-month period ended April 30, 2026, was 1.25%.
2026 Semi-Annual Report	3

abrdn Global Dynamic Dividend Fund
Portfolio Summary (as a percentage of net assets) (unaudited)
As of April 30, 2026

The following table summarizes the sector composition of the Fund’s portfolio, in S&P Global Inc.’s Global Industry Classification Standard (“GICS”) Sectors. Industry allocation is shown below for any sector representing more than 25% of net assets.
Sectors (unaudited)-AGD
Information Technology	26.2%
Semiconductors & Semiconductor Equipment	11.9%
Technology Hardware, Storage & Peripherals	6.0%
Software	4.6%
Communications Equipment	1.3%
Electronic Equipment, Instruments & Components	1.2%
IT Services	1.2%
Financials	16.3%
Industrials	11.5%
Health Care	8.9%
Communication Services	7.9%
Consumer Staples	7.9%
Utilities	7.2%
Consumer Discretionary	5.8%
Energy	4.3%
Materials	2.7%
Real Estate	1.3%
Assets in Excess of Other Liabilities	0.0%
100.0%
The following table summarizes the composition of the Fund’s portfolio by geographic classification.
Countries-AGD
United States	55.9%
France	7.9%
Netherlands	6.3%
Taiwan	4.8%
United Kingdom	4.3%
Germany	4.0%
South Korea	3.2%
China	2.6%
Brazil	2.1%
Other, less than 2% each	8.9%
Assets in Excess of Other Liabilities	0.0%
100.0%
The following were the Fund’s top ten holdings as of April 30, 2026:
Top Ten Holdings-AGD
Alphabet, Inc., Class C	3.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Broadcom, Inc.	3.6%
Samsung Electronics Co. Ltd., Preference Shares	3.2%
Apple, Inc.	2.8%
Microsoft Corp.	2.7%
ASML Holding NV	1.7%
Engie SA	1.7%
Danone SA	1.5%
Sanofi SA	1.5%
4	2026 Semi-Annual Report

Portfolio of Investments (unaudited)
As of April 30, 2026
abrdn Global Dynamic Dividend Fund

Shares or Principal Amount		Value
COMMON STOCKS—100.0%
AUSTRALIA—1.4%
Materials—1.4%
Rio Tinto PLC, ADR	45,400	$ 4,561,792
BRAZIL—2.1%
Financials—1.0%
StoneCo Ltd., Class A	290,145	3,185,792
Industrials—1.1%
Rumo SA	1,119,300	3,555,594
Total Brazil		6,741,386
CHINA—2.6%
Communication Services—1.4%
Tencent Holdings Ltd.	71,100	4,318,062
Industrials—1.2%
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(a)	59,283	3,805,453
Total China		8,123,515
DENMARK—1.4%
Financials—0.8%
Tryg AS	109,800	2,638,339
Health Care—0.6%
Novo Nordisk AS, Class B	41,300	1,756,734
Total Denmark		4,395,073
FRANCE—7.9%
Consumer Discretionary—0.5%
LVMH Moet Hennessy Louis Vuitton SE	3,100	1,656,048
Consumer Staples—2.0%
Danone SA	59,500	4,661,708
Pernod Ricard SA	20,500	1,524,008
		6,185,716
Energy—1.8%
Bollore SE	277,600	1,752,917
TotalEnergies SE	41,200	3,819,652
		5,572,569
Industrials—0.8%
Teleperformance SE	39,500	2,675,301
Utilities—2.8%
Engie SA	165,600	5,458,595
Veolia Environnement SA	82,200	3,476,169
		8,934,764
Total France		25,024,398
GERMANY—4.0%
Communication Services—0.9%
Deutsche Telekom AG	87,400	2,823,076
Financials—1.2%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,400	3,828,299
Information Technology—0.8%
SAP SE, ADR	15,200	2,576,248
Shares or Principal Amount		Value
Utilities—1.1%
RWE AG	48,600	$ 3,538,687
Total Germany		12,766,310
HONG KONG—1.0%
Financials—1.0%
Hong Kong Exchanges & Clearing Ltd.	62,500	3,328,919
INDIA—0.5%
Utilities—0.5%
NTPC Ltd.	366,000	1,548,333
JAPAN—1.4%
Financials—1.4%
Mitsubishi UFJ Financial Group, Inc.	241,000	4,329,043
NETHERLANDS—6.3%
Communication Services—0.7%
Universal Music Group NV	111,000	2,327,403
Financials—1.5%
ING Groep NV	159,000	4,601,679
Information Technology—4.1%
ASML Holding NV	3,800	5,493,073
BE Semiconductor Industries NV	11,600	3,393,168
NXP Semiconductors NV	13,900	4,080,901
		12,967,142
Total Netherlands		19,896,224
PHILIPPINES—0.9%
Industrials—0.9%
TaskUS, Inc., Class A	428,600	2,777,328
SOUTH KOREA—3.2%
Information Technology—3.2%
Samsung Electronics Co. Ltd., Preference Shares(b)	95,300	10,286,098
SPAIN—0.5%
Financials—0.5%
Banco de Sabadell SA	408,200	1,582,591
SWITZERLAND—1.8%
Consumer Staples—1.0%
Nestle SA	31,500	3,189,049
Health Care—0.8%
Roche Holding AG	6,500	2,648,749
Total Switzerland		5,837,798
TAIWAN—4.8%
Information Technology—4.8%
Hon Hai Precision Industry Co. Ltd.	546,900	3,863,859
Taiwan Semiconductor Manufacturing Co. Ltd.	165,000	11,454,605
		15,318,464
UNITED KINGDOM—4.3%
Consumer Discretionary—0.6%
Taylor Wimpey PLC	1,821,000	1,926,247
Financials—1.0%
London Stock Exchange Group PLC	24,800	3,217,965
Health Care—1.4%
AstraZeneca PLC	24,200	4,534,354

See accompanying Notes to Financial Statements.
2026 Semi-Annual Report	5

Portfolio of Investments (unaudited)  (continued)
As of April 30, 2026
abrdn Global Dynamic Dividend Fund

Shares or Principal Amount		Value
COMMON STOCKS (continued)
UNITED KINGDOM (continued)
Industrials—0.8%
BAE Systems PLC	84,300	$ 2,344,682
Real Estate—0.5%
UNITE Group PLC, REIT	244,400	1,540,152
Total United Kingdom		13,563,400
UNITED STATES—55.9%
Communication Services—4.9%
Alphabet, Inc., Class C(b)	31,800	12,145,692
Array Digital Infrastructure, Inc.	67,300	3,344,137
		15,489,829
Consumer Discretionary—4.7%
Lowe's Cos., Inc.(b)	15,600	3,725,124
Meritage Homes Corp.	44,700	3,010,098
NIKE, Inc., Class B	45,900	2,036,124
TJX Cos., Inc.(b)	24,500	3,840,375
Wyndham Hotels & Resorts, Inc.	28,800	2,343,744
		14,955,465
Consumer Staples—4.9%
Coca-Cola Co.(b)	45,700	3,599,332
Keurig Dr. Pepper, Inc.	100,500	2,954,700
Mondelez International, Inc., Class A(b)	52,200	3,207,168
Primo Brands Corp.	94,700	1,929,986
Target Corp.(b)	29,300	3,801,675
		15,492,861
Energy—2.5%
ONEOK, Inc.	39,300	3,633,678
Williams Cos., Inc.(b)	57,600	4,395,456
		8,029,134
Financials—7.9%
Bank of America Corp.(b)	70,100	3,747,546
Blackstone, Inc.	22,200	2,787,876
CME Group, Inc.	9,800	2,820,636
Fidelity National Information Services, Inc.	64,800	3,015,144
Goldman Sachs Group, Inc.	4,300	3,972,211
JPMorgan Chase & Co.	14,300	4,479,189
MetLife, Inc.	53,700	4,301,370
		25,123,972
Health Care—6.1%
AbbVie, Inc.(b)	15,712	3,320,260
Becton Dickinson & Co.	18,100	2,697,624
CVS Health Corp.	32,200	2,681,938
Medtronic PLC(b)	31,100	2,518,167
Merck & Co., Inc.	31,400	3,428,252
Sanofi SA	49,700	4,650,750
		19,296,991
Industrials—6.7%
FedEx Corp.(b)	8,300	3,347,473
Ferrovial SE	43,847	3,011,039
Honeywell International, Inc.	16,000	3,429,280
Lockheed Martin Corp.	5,700	2,952,429
Schneider Electric SE	9,900	3,150,266
Shares or Principal Amount		Value
Union Pacific Corp.	11,800	$ 3,179,864
Waste Management, Inc.	9,400	2,185,970
		21,256,321
Information Technology—13.3%
Accenture PLC, Class A	9,900	1,769,229
Amdocs Ltd.	31,200	2,017,704
Analog Devices, Inc.	4,500	1,810,170
Apple, Inc.(b)	32,900	8,927,415
Broadcom, Inc.(b)	27,400	11,437,582
Cisco Systems, Inc.	46,700	4,273,050
Microsoft Corp.(b)	20,800	8,481,824
Oracle Corp.	21,300	3,437,607
		42,154,581
Materials—1.3%
Linde PLC	8,400	4,209,576
Real Estate—0.8%
American Tower Corp., REIT	14,800	2,704,108
Utilities—2.8%
CMS Energy Corp.(b)	36,700	2,816,358
FirstEnergy Corp.	57,800	2,746,656
NextEra Energy, Inc.(b)	32,700	3,200,676
		8,763,690
Total United States		177,476,528
Total Common Stocks		317,557,200
CORPORATE BONDS—0.0%
UNITED STATES—0.0%
Diversified Financial Services—0.0%
Fixed Income Pass-Through Trust, 0.00%, 01/15/2087(c)(d)(e)	$500,000	–
Total Corporate Bonds		–
Total Investments (Cost $236,911,833)(f)—100.0%		317,557,200
Long Term Debt Securities—(0.7%)		(2,192,905)
Other Assets in Excess of Liabilities—0.7%		2,318,622
Net Assets—100.0%		$317,682,917

(a)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(b)	All or a portion of the security has been designated as collateral for the line of credit.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	The maturity date presented for these instruments represents the next call/put date.
(e)	Level 3 security. See Note 2(a) of the accompanying Notes to Financial Statements.
(f)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.
Amounts listed as “–” are $0 or round to $0.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.
6	2026 Semi-Annual Report

Portfolio of Investments (unaudited)  (concluded)
As of April 30, 2026
abrdn Global Dynamic Dividend Fund

As of April 30, 2026, the Fund held the following forward foreign currency contracts:

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
07/15/2026	Citibank N.A.	USD	22,760,466	EUR	19,400,000	$22,841,172	$(80,706)

See accompanying Notes to Financial Statements.
2026 Semi-Annual Report	7

abrdn Total Dynamic Dividend Fund
Total Investment Return (unaudited)

The following table summarizes the average annual Fund performance compared to the Fund’s primary benchmark for the six-month (not annualized), 1-year, 3-year, 5-year and 10-year periods ended April 30, 2026.
AOD	6 Months	1 Year	3 Years	5 Years	10 Years
Net Asset Value (NAV)	11.44%	30.88%	15.49%	9.39%	11.17%
Market Price	12.80%	39.91%	19.82%	11.09%	12.70%
MSCI AC World Index (Net DTR)	7.75%	31.00%	19.84%	10.68%	12.25%
Performance of a $10,000 Investment for AOD (as of April 30, 2026)
This graph shows the change in value of a hypothetical investment of $10,000 in the Fund for the periods indicated. For comparison, the same investment is shown in the indicated index.
abrdn Investments Limited (the "Adviser")  assumed responsibility for the management of the Fund as investment adviser on May 7, 2018. Performance prior to this date reflects the performance of an unaffiliated investment adviser.
The Adviser had entered into a written contract with the Fund to waive fees or limit expenses from September 5, 2018 to June 30, 2025. Absent such waivers and/or reimbursements, the Fund's returns during that period would have been lower. Aberdeen has entered into an agreement with the Fund to limit investor relations services fees, without which performance would be lower if the Fund's investor services fees exceeded such limit during the relevant period. This agreement aligns with the term of the advisory agreement and may not be terminated prior to the end of the current term of the advisory agreement. See Note 3 in the Notes to Financial Statements.
Returns represent past performance. Total investment return at NAV is based on changes in the NAV of Fund shares and assumes reinvestment of dividends and distributions, if any, at market prices pursuant to the dividend reinvestment program sponsored by the Fund’s transfer agent. All return data at NAV includes fees charged to the Fund, which are listed in the Fund’s Statement of Operations under “Expenses.” Total investment return at market value is based on changes in the market price at which the Fund’s shares traded on the NYSE during the period and assumes reinvestment of dividends and distributions, if any, at market prices pursuant to the dividend reinvestment program sponsored by the Fund’s transfer agent. The Fund’s total investment return is based on the reported NAV as of the financial reporting period end date of April 30, 2026. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on both market price and NAV. Past performance is no guarantee of future results. The performance information provided does not reflect the deduction of taxes that a shareholder would pay on distributions received from the Fund or the sale of Fund shares. The current performance of the Fund may be lower or higher than the figures shown. The Fund’s yield, return, market price and NAV will fluctuate. Performance information current to the most recent month-end is available at www.aberdeenaod.com or by calling 800-522-5465.
The annualized net operating expense ratio based on the six-month period ended April 30, 2026 was 1.21%. The annualized net operating expense ratio, net of fee waivers and excluding interest expense based on the six-month period ended April 30, 2026, was 1.19%.
8	2026 Semi-Annual Report

abrdn Total Dynamic Dividend Fund
Portfolio Summary (as a percentage of net assets) (unaudited)
As of April 30, 2026

The following table summarizes the sector composition of the Fund’s portfolio, in S&P Global Inc.’s Global Industry Classification Standard (“GICS”) Sectors. Industry allocation is shown below for any sector representing more than 25% of net assets.
Sectors (unaudited)-AOD
Information Technology	27.4%
Semiconductors & Semiconductor Equipment	12.5%
Technology Hardware, Storage & Peripherals	6.3%
Software	4.7%
Communications Equipment	1.4%
IT Services	1.3%
Electronic Equipment, Instruments & Components	1.2%
Financials	16.8%
Industrials	11.2%
Health Care	9.2%
Consumer Staples	8.1%
Communication Services	7.9%
Utilities	7.4%
Consumer Discretionary	6.1%
Energy	4.2%
Materials	2.7%
Real Estate	1.2%
Liabilities in Excess of Other Assets	(2.2%)
100.0%
The following table summarizes the composition of the Fund’s portfolio by geographic classification.
Countries-AOD
United States	57.6%
France	7.9%
Netherlands	6.5%
Taiwan	5.1%
United Kingdom	4.2%
Germany	4.1%
South Korea	3.4%
China	2.7%
Brazil	2.2%
Other, less than 2% each	8.5%
Liabilities in Excess of Other Assets	(2.2%)
100.0%
The following were the Fund’s top ten holdings as of April 30, 2026:
Top Ten Holdings-AOD
Alphabet, Inc., Class C	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Broadcom, Inc.	3.8%
Samsung Electronics Co. Ltd., Preference Shares	3.4%
Apple, Inc.	2.9%
Microsoft Corp.	2.8%
ASML Holding NV	1.8%
Engie SA	1.7%
TotalEnergies SE	1.6%
Sanofi SA	1.5%
2026 Semi-Annual Report	9

Portfolio of Investments (unaudited)
As of April 30, 2026
abrdn Total Dynamic Dividend Fund

Shares		Value
COMMON STOCKS—102.2%
AUSTRALIA—1.5%
Materials—1.5%
Rio Tinto PLC, ADR	161,600	$ 16,237,568
BRAZIL—2.2%
Financials—1.0%
StoneCo Ltd., Class A	1,042,343	11,444,926
Industrials—1.2%
Rumo SA	4,090,200	12,993,022
Total Brazil		24,437,948
CHINA—2.7%
Communication Services—1.4%
Tencent Holdings Ltd.	264,000	16,033,310
Industrials—1.3%
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(a)	219,200	14,070,734
Total China		30,104,044
DENMARK—1.4%
Financials—0.8%
Tryg AS	394,600	9,481,679
Health Care—0.6%
Novo Nordisk AS, Class B	151,800	6,456,955
Total Denmark		15,938,634
FRANCE—7.9%
Consumer Discretionary—0.6%
LVMH Moet Hennessy Louis Vuitton SE	12,400	6,624,194
Consumer Staples—2.0%
Danone SA	211,800	16,594,111
Pernod Ricard SA	76,200	5,664,850
		22,258,961
Energy—1.6%
TotalEnergies SE	187,400	17,373,854
Industrials—0.8%
Teleperformance SE	139,600	9,454,987
Utilities—2.9%
Engie SA	593,000	19,546,781
Veolia Environnement SA	305,700	12,927,797
		32,474,578
Total France		88,186,574
GERMANY—4.1%
Communication Services—1.0%
Deutsche Telekom AG	323,800	10,458,946
Financials—1.2%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	22,850	13,668,225
Information Technology—0.8%
SAP SE, ADR	55,100	9,338,899
Utilities—1.1%
RWE AG	159,100	11,584,468
Total Germany		45,050,538
HONG KONG—1.1%
Financials—1.1%
Hong Kong Exchanges & Clearing Ltd.	229,500	12,223,790
Shares		Value
INDIA—0.5%
Utilities—0.5%
NTPC Ltd.	1,367,200	$ 5,783,827
JAPAN—1.4%
Financials—1.4%
Mitsubishi UFJ Financial Group, Inc.	885,200	15,900,702
NETHERLANDS—6.5%
Communication Services—0.8%
Universal Music Group NV	414,000	8,680,584
Financials—1.5%
ING Groep NV	565,700	16,372,136
Information Technology—4.2%
ASML Holding NV	13,900	20,093,084
BE Semiconductor Industries NV	41,700	12,197,855
NXP Semiconductors NV	51,500	15,119,885
		47,410,824
Total Netherlands		72,463,544
PHILIPPINES—0.2%
Industrials—0.2%
TaskUS, Inc., Class A	310,173	2,009,921
SOUTH KOREA—3.4%
Information Technology—3.4%
Samsung Electronics Co. Ltd., Preference Shares	348,100	37,571,782
SPAIN—0.5%
Financials—0.5%
Banco de Sabadell SA	1,460,500	5,662,356
SWITZERLAND—1.9%
Consumer Staples—1.0%
Nestle SA	112,000	11,338,840
Health Care—0.9%
Roche Holding AG	23,500	9,576,246
Total Switzerland		20,915,086
TAIWAN—5.1%
Information Technology—5.1%
Hon Hai Precision Industry Co. Ltd.	1,979,700	13,986,618
Taiwan Semiconductor Manufacturing Co. Ltd.	621,000	43,110,968
		57,097,586
UNITED KINGDOM—4.2%
Consumer Discretionary—0.6%
Taylor Wimpey PLC	6,804,100	7,197,353
Financials—1.1%
London Stock Exchange Group PLC	91,500	11,872,735
Health Care—1.4%
AstraZeneca PLC	84,200	15,776,554
Industrials—0.8%
BAE Systems PLC	307,900	8,563,791
Real Estate—0.3%
UNITE Group PLC, REIT	447,200	2,818,150
Total United Kingdom		46,228,583

See accompanying Notes to Financial Statements.
10	2026 Semi-Annual Report

Portfolio of Investments (unaudited)  (concluded)
As of April 30, 2026
abrdn Total Dynamic Dividend Fund

	Shares	Value
COMMON STOCKS (continued)
UNITED STATES—57.6%
Communication Services—4.7%
Alphabet, Inc., Class C(b)	116,200	$ 44,381,428
Array Digital Infrastructure, Inc.	165,300	8,213,757
		52,595,185
Consumer Discretionary—4.9%
Lowe's Cos., Inc.(b)	58,300	13,921,457
Meritage Homes Corp.	158,100	10,646,454
NIKE, Inc., Class B	167,800	7,443,608
TJX Cos., Inc.(b)	86,500	13,558,875
Wyndham Hotels & Resorts, Inc.	105,300	8,569,314
		54,139,708
Consumer Staples—5.1%
Coca-Cola Co.	166,900	13,145,044
Keurig Dr. Pepper, Inc.	376,300	11,063,220
Mondelez International, Inc., Class A(b)	190,700	11,716,608
Primo Brands Corp.	349,300	7,118,734
Target Corp.(b)	107,400	13,935,150
		56,978,756
Energy—2.6%
ONEOK, Inc.	143,900	13,304,994
Williams Cos., Inc.	207,300	15,819,063
		29,124,057
Financials—8.2%
Bank of America Corp.(b)	257,800	13,781,988
Blackstone, Inc.	82,000	10,297,560
CME Group, Inc.	34,400	9,901,008
Fidelity National Information Services, Inc.	231,800	10,785,654
Goldman Sachs Group, Inc.	15,500	14,318,435
JPMorgan Chase & Co.	52,600	16,475,898
MetLife, Inc.	189,700	15,194,970
		90,755,513
Health Care—6.3%
AbbVie, Inc.	58,700	12,404,484
Becton Dickinson & Co.	64,100	9,553,464
CVS Health Corp.	117,600	9,794,904
Medtronic PLC(b)	113,900	9,222,483
Merck & Co., Inc.	115,500	12,610,290
Sanofi SA	177,700	16,628,535
		70,214,160
Industrials—6.9%
FedEx Corp.(b)	30,300	12,220,293
Ferrovial SE	162,976	11,191,805
Honeywell International, Inc.	58,100	12,452,573
Shares		Value
Lockheed Martin Corp.	20,500	$ 10,618,385
Schneider Electric SE	35,400	11,264,589
Union Pacific Corp.	42,600	11,479,848
Waste Management, Inc.	33,200	7,720,660
		76,948,153
Information Technology—13.9%
Accenture PLC, Class A	36,600	6,540,786
Amdocs Ltd.	115,600	7,475,852
Analog Devices, Inc.	16,000	6,436,160
Apple, Inc.(b)	119,200	32,344,920
Broadcom, Inc.(b)	101,000	42,160,430
Cisco Systems, Inc.(b)	169,200	15,481,800
Microsoft Corp.(b)	76,900	31,358,282
Oracle Corp.	76,300	12,314,057
		154,112,287
Materials—1.2%
Linde PLC	27,200	13,631,008
Real Estate—0.9%
American Tower Corp., REIT	54,700	9,994,237
Utilities—2.9%
CMS Energy Corp.(b)	137,200	10,528,728
FirstEnergy Corp.(b)	209,900	9,974,448
NextEra Energy, Inc.(b)	116,200	11,373,656
		31,876,832
Total United States		640,369,896
Total Common Stocks		1,136,182,379
Total Investments (Cost $773,746,343)(c)—102.2%		1,136,182,379
Long Term Debt Securities—(2.9%)		(31,919,155)
Other Assets in Excess of Liabilities—0.7%		7,439,434
Net Assets—100.0%		$1,111,702,658

(a)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(b)	All or a portion of the security has been designated as collateral for the line of credit.
(c)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

As of April 30, 2026, the Fund held the following forward foreign currency contracts:

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
07/15/2026	Citibank N.A.	USD	86,231,648	EUR	73,500,000	$86,537,432	$(305,784)

See accompanying Notes to Financial Statements.
2026 Semi-Annual Report	11

Statement of Assets and Liabilities  (unaudited)
April 30, 2026

Assets	abrdn Global Dynamic Dividend Fund	abrdn Total Dynamic Dividend Fund
Investments, at value	$ 317,557,200	$ 1,136,182,379
Foreign currency, at value	337,888	92,777
Cash	259,254	157,176
Receivable for investments sold	3,465,955	12,512,646
Interest and dividends receivable	2,136,172	7,527,666
Receivable for common shares issued	386,548	—
Tax reclaim receivable	1,605,550	6,552,626
Prepaid expenses in connection with the shelf registration and at-the-market offering (Note 5)	251,567	—
Total assets	326,000,134	1,163,025,270
Liabilities
Payable for investments purchased	5,302,466	17,581,374
Line of credit payable (Note 7)	2,192,905	31,919,155
Cash collateral due to broker	315,525	—
Investment management fees payable (Note 3)	254,535	902,752
Unrealized depreciation on forward foreign currency exchange contracts	80,706	305,784
Investor relations fees payable (Note 3)	32,937	56,381
Deferred foreign capital gains tax (Note 2h)	25,719	177,863
Administration fees payable (Note 3)	20,363	71,278
Interest payable on line of credit	144	56,935
Trustee fees payable	—	1,690
Other accrued expenses	91,917	249,400
Total liabilities	8,317,217	51,322,612

Net Assets	$317,682,917	$1,111,702,658
Cost:
Investments	236,911,833	773,746,343
Foreign currency, at cost	338,600	92,299
Composition of Net Assets
Paid-in capital in excess of par	265,873,257	901,487,299
Distributable earnings	51,809,660	210,215,359
Net Assets	$317,682,917	$1,111,702,658
Net asset value per share	$12.14	$10.54
Shares issued and outstanding	26,174,341	105,446,496

Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
12	2026 Semi-Annual Report

Statement of Operations  (unaudited)
For the Six-Month Period Ended April 30, 2026

	abrdn Global Dynamic Dividend Fund	abrdn Total Dynamic Dividend Fund
Net Investment Income
Investment Income:
Dividends	$ 10,112,523	$ 32,580,925
Interest income	72,728	62,709
Foreign taxes withheld	(536,437)	(1,949,458)
Total investment income	9,648,814	30,694,176
Expenses:
Investment management fee (Note 3)	1,486,265	5,362,707
Administration fee (Note 3)	118,901	427,267
Reports to shareholders and proxy solicitation	44,014	74,117
Investor relations fees and expenses (Note 3)	41,937	86,589
Trustees' fees and expenses	39,256	74,197
Custodian’s fees and expenses	29,286	59,956
Legal fees and expenses	27,247	100,302
Independent auditors’ fees and tax expenses	22,758	39,231
Transfer agent’s fees and expenses	9,890	9,017
Miscellaneous	39,933	106,521
Total operating expenses, excluding interest expense	1,859,487	6,339,904
Interest expense (Note 7)	23,956	111,036
Net expenses	1,883,443	6,450,940

Net Investment Income	7,765,371	24,243,236
Net Realized/Unrealized Gain/(Loss):
Net realized gain/(loss) from:
Investments (Note 2h)	14,851,553	62,488,154
Forward foreign currency exchange contracts	351,258	1,330,710
Foreign currency transactions	(26,240)	(151,808)
	15,176,571	63,667,056
Net change in unrealized appreciation/depreciation on:
Investments (including change in deferred foreign capital gains tax of $25,719 and $177,863, respectively) (Note 2h)	8,607,566	30,353,665
Forward foreign currency exchange contracts	(553,640)	(2,097,570)
Foreign currency translation	29,454	153,185
	8,083,380	28,409,280
Net realized and unrealized gain from investments, forward foreign currency exchange and foreign currencies	23,259,951	92,076,336
Change in Net Assets Resulting from Operations	$31,025,322	$116,319,572

Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
2026 Semi-Annual Report	13

Statements of Changes in Net Assets

	abrdn Global Dynamic Dividend Fund		abrdn Total Dynamic Dividend Fund
	For the Six-Month Period Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Six-Month Period Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025
Increase/(Decrease) in Net Assets:
Operations:
Net investment income	$7,765,371	$16,649,048	$24,243,236	$60,403,842
Net realized gain from investments, forward foreign currency exchange contracts and foreign currency transactions	15,176,571	11,450,564	63,667,056	53,359,862
Net change in unrealized appreciation on investments, forward foreign currency exchange and foreign currency translations	8,083,380	16,448,833	28,409,280	51,279,413
Net increase in net assets resulting from operations	31,025,322	44,548,445	116,319,572	165,043,117
Distributions to Shareholders From:
Distributable earnings	(18,343,241)	(17,786,345)	(64,316,164)	(62,215,172)
Return of capital	–	(15,038,351)	–	(61,139,097)
Net decrease in net assets from distributions	(18,343,241)	(32,824,696)	(64,316,164)	(123,354,269)
Proceeds from at-the-market offering resulting in the issuance of 1,268,124 and 0 shares of common stock, respectively (Note 5)	15,543,001	–	–	–
Expenses in connection with the at-the-market stock offering (Note 5)	(89,620)	–	–	–
Reinvestment of dividends resulting in the issuance of 24,075, 17,061 and 15,497 shares of common stock, respectively	289,060	198,691	164,423	–
Change in net assets from capital transactions	15,742,441	198,691	164,423	–
Change in net assets	28,424,522	11,922,440	52,167,831	41,688,848
Net Assets:
Beginning of period	289,258,395	277,335,955	1,059,534,827	1,017,845,979
End of period	$317,682,917	$289,258,395	$1,111,702,658	$1,059,534,827

Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
14	2026 Semi-Annual Report

Financial Highlights

abrdn Global Dynamic Dividend Fund
	For the Six-Month Period Ended April 30,	For the Fiscal Years Ended October 31,
	2026 (unaudited)	2025	2024	2023	2022	2021
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$11.63	$11.15	$9.90	$10.05	$12.95	$10.16
Net investment income(a)	0.31	0.67	0.74	0.75	0.68	0.82
Net realized and unrealized gains/(losses) on investments, forward foreign currency exchange contracts and foreign currency transactions	0.93	1.13	1.44	(0.12)	(2.80)	2.75
Total from investment operations	1.24	1.80	2.18	0.63	(2.12)	3.57
Distributions to common shareholders from:
Net investment income	(0.72)	(0.72)	(0.75)	(0.75)	(0.73)	(0.78)
Return of capital	–	(0.60)	(0.18)	(0.03)	(0.05)	–
Total distributions	(0.72)	(1.32)	(0.93)	(0.78)	(0.78)	(0.78)
Capital Share Transactions:
Impact from at-the-market offering	(0.01)	–	–	–	–	–
Net asset value, end of period	$12.14	$11.63	$11.15	$9.90	$10.05	$12.95
Market price, end of period	$12.25	$11.63	$10.16	$8.40	$8.92	$12.01
Total Investment Return Based on(b):
Market price	11.91%	29.47%	32.91%	2.29%	(19.88%)	49.84%
Net asset value	11.00%	17.87%	23.76%	7.00%	(16.28%)	36.44%
Ratio to Average Net Assets Applicable to Common Shareholders/Supplementary Data:
Net assets applicable to common shareholders, end of period (000 omitted)	$317,683	$289,258	$277,336	$246,218	$126,094	$162,528
Average net assets applicable to common shareholders (000 omitted)	$299,716	$275,228	$276,663	$219,791	$146,601	$157,694
Gross operating expenses	1.27%(c)	1.34%	1.32%	1.34%	1.37%	1.31%
Net operating expenses, net of fee waivers	1.27%(c)	1.29%	1.21%	1.19%	1.18%	1.18%
Net operating expenses, net of fee waivers and excluding interest expense	1.25%(c)	1.18%	1.16%	1.19%	1.16%	1.17%
Net Investment income	5.22%(c)	6.05%	6.62%	6.97%	5.86%	6.56%
Portfolio turnover	33%(d)	55%	99%	78%(e)	81%	71%
Senior securities:
Line of credit payable outstanding (000 omitted)	$2,193	$5,026	$8,312	$1,537	$–	$311 Amounts listed as “–” are $0 or round to $0.
2026 Semi-Annual Report	15

Financial Highlights  (concluded)

abrdn Global Dynamic Dividend Fund (concluded)
	For the Six-Month Period Ended April 30,	For the Fiscal Years Ended October 31,
	2026 (unaudited)	2025	2024	2023	2022	2021
Asset coverage per $1,000 on line of credit payable at period end(f)	$145,869	$58,558	$34,368	$161,213	$–	$523,384

(a)	Based on average shares outstanding.
(b)	Total investment return is calculated assuming a purchase of common stock on the first day and a sale on the last day of each reporting period. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(c)	Annualized.
(d)	Not annualized.
(e)	The portfolio turnover calculation excludes $100,050,254 and $90,865,012 of proceeds received and cost of investments related to rebalancing the portfolio after the fund reorganization which occurred on March 10, 2023.
(f)	Asset coverage per $1,000 is calculated by dividing total assets (less all liabilities and indebtedness not represented by senior securities) by the amount of the line of credit and then multiplying by $1,000.

Amounts listed as “–” are $0 or round to $0.
16	2026 Semi-Annual Report

Financial Highlights

abrdn Total Dynamic Dividend Fund
	For the Six-Month Period Ended April 30,	For the Fiscal Years Ended October 31,
	2026 (unaudited)	2025	2024	2023	2022	2021
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.05	$9.65	$8.54	$8.61	$10.98	$8.76
Net investment income(a)	0.23	0.57	0.56	0.58	0.63	0.66
Net realized and unrealized gains/(losses) on investments, forward foreign currency exchange contracts and foreign currency transactions	0.87	1.00	1.37	0.04	(2.31)	2.25
Total from investment operations	1.10	1.57	1.93	0.62	(1.68)	2.91
Distributions to common shareholders from:
Net investment income	(0.61)	(0.59)	(0.58)	(0.60)	(0.69)	(0.69)
Return of capital	–	(0.58)	(0.24)	(0.09)	–	–
Total distributions	(0.61)	(1.17)	(0.82)	(0.69)	(0.69)	(0.69)
Net asset value, end of period	$10.54	$10.05	$9.65	$8.54	$8.61	$10.98
Market price, end of period	$10.18	$9.59	$8.75	$7.26	$7.50	$10.05
Total Investment Return Based on(b):
Market price	12.80%	25.11%	32.78%	5.41%	(19.25%)	47.64%
Net asset value	11.44%	18.88%	24.49%	8.01%	(15.15%)	34.60%(c)
Ratio to Average Net Assets Applicable to Common Shareholders/Supplementary Data:
Net assets applicable to common shareholders, end of period (000 omitted)	$1,111,703	$1,059,535	$1,017,846	$900,264	$908,039	$1,157,523
Average net assets applicable to common shareholders (000 omitted)	$1,077,020	$1,009,694	$1,015,219	$977,703	$1,049,849	$1,129,413
Gross operating expenses	1.21%(d)	1.24%	1.41%	1.36%	1.21%	1.20%
Net operating expenses, net of fee waivers	1.21%(d)	1.21%	1.32%	1.27%	1.16%	1.16%
Net operating expenses, net of fee waivers and excluding interest expense	1.19%(d)	1.16%	1.14%	1.15%	1.14%	1.14%
Net Investment income	4.54%(d)	5.98%	5.87%	6.29%	6.36%	6.14%
Portfolio turnover	31%(e)	54%	97%	79%	83%	72%
Senior securities:
Line of credit payable outstanding (000 omitted)	$31,919	$8,507	$10,460	$49,052	$12,250	$4,092
Asset coverage per $1,000 on line of credit payable at period end(f)	$35,829	$125,550	$98,308	$19,353	$75,124	$283,852

(a)	Based on average shares outstanding. Amounts listed as “–” are $0 or round to $0.
2026 Semi-Annual Report	17

Financial Highlights  (concluded)

abrdn Total Dynamic Dividend Fund (concluded)
(b)	Total investment return is calculated assuming a purchase of common stock on the first day and a sale on the last day of each reporting period. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(c)	The total return shown above includes the impact of financial statement rounding of the net asset value ("NAV") per share and/or financial statement adjustments.
(d)	Annualized.
(e)	Not annualized.
(f)	Asset coverage per $1,000 is calculated by dividing total assets (less all liabilities and indebtedness not represented by senior securities) by the amount of the line of credit and then multiplying by $1,000.

Amounts listed as “–” are $0 or round to $0.
18	2026 Semi-Annual Report

Notes to  Financial Statements (unaudited)
April 30, 2026

1.  Organization
abrdn Global Dynamic Dividend Fund ("AGD") and abrdn Global Total Dynamic Dividend Fund ("AOD") (collectively, the “Funds" and each a "Fund") are diversified, closed-end management investment companies. AGD and AOD were each organized as a Delaware statutory trust on May 11, 2006 and October 27, 2006, respectively, and commenced operations on July 26, 2006 and January 26, 2007, respectively. The primary investment objective for AGD is to seek high current dividend income, more than 50% of which qualifies for the reduced federal income tax rates created by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The primary investment objective for AOD is to seek high current dividend income. The Funds also focus on long-term growth of capital as a secondary investment objective. The Board of Trustees of each Fund (each a "Board" and collectively, the "Boards") authorized an unlimited number of shares with no par value.
2.  Summary of Significant Accounting Policies
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to generally accepted accounting principles in the United States of America ("U.S. GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars and the U.S. Dollar is used as both the functional and reporting currency.
a.  Security Valuation:
The Funds value their securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Funds' Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), each Board designated abrdn Investments Limited (the "Adviser") as the valuation designee ("Valuation Designee") for the Funds to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective NAV as reported by such company. The prospectuses for the registered open-end management investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund's portfolio holdings to estimate market movements between the time

2026 Semi-Annual Report	19

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Funds may sweep available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Valuation Designee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

20	2026 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

A summary of standard inputs is listed below:
Security Type	Standard Inputs
Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.
Foreign equities utilizing a fair value factor	Depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.
Forward foreign currency contracts	Forward exchange rate quotations.
The following is a summary of the inputs used as of April 30, 2026 in valuing the Funds' investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:
	abrdn Global Dynamic Dividend Fund
Investments, at Value	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
abrdn Global Dynamic Dividend Fund
Assets
Investments in Securities
Common Stocks	$195,756,134	$121,801,066	$–	$317,557,200
Corporate Bonds	–	–	–	–
Total Investment Assets	$195,756,134	$121,801,066	$–	$317,557,200
Liabilities
Other Financial Instruments
Foreign Currency Exchange Contracts	$–	$(80,706)	$–	$(80,706)
Total Investment Liabilities	$–	$(80,706)	$–	$(80,706)
Amounts listed as “–” are $0 or round to $0.
	abrdn Total Dynamic Dividend Fund
Investments, at Value	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
abrdn Total Dynamic Dividend Fund
Assets
Investments in Securities
Common Stocks	$701,579,596	$434,602,783	$–	$1,136,182,379
Total Investment Assets	$701,579,596	$434,602,783	$–	$1,136,182,379
Liabilities
Other Financial Instruments
Foreign Currency Exchange Contracts	$–	$(305,784)	$–	$(305,784)
Total Investment Liabilities	$–	$(305,784)	$–	$(305,784)
Amounts listed as “–” are $0 or round to $0.
For the six-month period ended April 30, 2026, there were no significant changes to the fair valuation methodologies. Level 3 investments held by Global Dynamic Dividend Fund during and at the end of the six-month period in relation to net assets were not significant (0.0% of total net assets) and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2026 is not presented.

2026 Semi-Annual Report	21

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

b.  Restricted Securities:
Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the "1933 Act"). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.
c.  Foreign Currency Translation:
Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service approved by the Board.
Foreign currency amounts are translated into U.S. Dollars on the following basis:
(i) fair value of investment securities, other assets and liabilities – at the current daily rates of exchange at the Valuation Time; and
(ii) purchases and sales of investment securities, income and expenses – at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of gains and losses on investments in equity securities due to changes in the foreign exchange rates from the portion due to changes in market prices of equity securities. Accordingly, realized and unrealized foreign currency gains and losses with respect to such securities are included in the reported net realized and unrealized gains and losses on investment transactions balances.
The Funds report certain foreign currency related transactions and foreign taxes withheld on security transactions as components of realized gains for financial reporting purposes, whereas such foreign currency related transactions are treated as ordinary income for U.S. federal income tax purposes.
Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/depreciation in value of investments, and translation of other assets and liabilities denominated in foreign currencies.
Net realized foreign exchange gains or losses represent foreign exchange gains and losses from transactions in foreign currencies and forward foreign currency contracts, exchange gains or losses realized between the trade date and settlement date on security transactions, and the difference between the amounts of interest and dividends recorded on the Funds' books and the U.S. Dollar equivalent of the amounts actually received.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. Dollar. Generally, when the U.S. Dollar rises in value against foreign currency, the Funds' investments denominated in that foreign currency will lose value because the foreign currency is worth fewer U.S. Dollars; the opposite effect occurs if the U.S. Dollar falls in relative value.
d.  Derivative Financial Instruments:
The Funds are authorized to use derivatives to manage currency risk, credit risk, and interest rate risk and to replicate, or use as a substitute for, physical securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities.
Forward Foreign Currency Exchange Contracts:
A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase and sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are used to manage a Fund's currency exposure in an efficient manner. They are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to give the desired currency exposure either in absolute terms or relative to a particular benchmark or index. The use of forward contracts allows for the separation of investment decision-making between foreign exchange holdings and their currencies.
The forward contract is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. Forward contracts' prices are received daily from an independent pricing provider. When the forward contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These realized and unrealized gains and losses are reported on the Statement of Operations. A Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or from unanticipated movements in exchange rates. During the six-month period ended April 30, 2026, the Funds used forward contracts to hedge their currency exposure.
While a Fund may enter into forward contracts to seek to reduce currency exchange rate risks, transactions in such contracts involve certain risks. A Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from

22	2026 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

unanticipated movements in exchange rates. Thus, while a Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for a Fund than if it had not engaged in any such transactions. Moreover, there may be an imperfect correlation between a Fund’s portfolio holdings or securities quoted or denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent a Fund from achieving a complete hedge, which will expose the Fund to the risk of foreign exchange loss.
Forward contracts are subject to the risk that the counterparties to such contracts may default on their obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearing house, a default on the contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force a Fund to cover its purchase or sale commitments, if any, at the market price at the time of the default.

Summary of Derivative Instruments:
The Funds may use derivatives for various purposes as noted above. The following is a summary of the fair value of derivative instruments, not accounted for as hedging instruments, as of April 30, 2026:
	Risk Exposure Category
	Foreign Currency Contracts	Total
abrdn Global Dynamic Dividend Fund
Liabilities:
Unrealized depreciation on:
Forward Foreign Currency Exchange Contracts	$80,706	$80,706
Total	$80,706	$80,706

	Risk Exposure Category
	Foreign Currency Contracts	Total
abrdn Total Dynamic Dividend Fund
Liabilities:
Unrealized depreciation on:
Forward Foreign Currency Exchange Contracts	$305,784	$305,784
Total	$305,784	$305,784
The Funds have transactions that may be subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statements of Assets and Liabilities as of April 30, 2026 to the net amounts by broker and derivative type, including any collateral received or pledged, is included in the following tables:
abrdn Global Dynamic Dividend Fund
		Gross Amounts Not Offset in the Statement of Assets and Liabilities				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description	Assets				Liabilities
Foreign Currency Exchange Contracts
Citibank N.A.	$–	$–	$–	$–	$80,706	$–	$–	$80,706
Amounts listed as “–” are $0 or round to $0.
2026 Semi-Annual Report	23

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

abrdn Total Dynamic Dividend Fund
		Gross Amounts Not Offset in the Statement of Assets and Liabilities				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description	Assets				Liabilities
Foreign Currency Exchange Contracts
Citibank N.A.	$–	$–	$–	$–	$305,784	$–	$–	$305,784
Amounts listed as “–” are $0 or round to $0.
The effect of derivative instruments on the Statements of Operations for the six-month period ended April 30, 2026:
	Risk Exposure Category
	Foreign Currency Contracts	Total
abrdn Global Dynamic Dividend Fund
Realized Gain/(Loss) on Derivatives Recognized as a Result of Operations:
Forward Foreign Currency Exchange Contracts	$351,258	$351,258
Total	$351,258	$351,258
Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations:
Forward Foreign Currency Exchange Contracts	$(553,640)	$(553,640)
Total	$(553,640)	$(553,640)

	Risk Exposure Category
	Foreign Currency Contracts	Total
abrdn Total Dynamic Dividend Fund
Realized Gain/(Loss) on Derivatives Recognized as a Result of Operations:
Forward Foreign Currency Exchange Contracts	$1,330,710	$1,330,710
Total	$1,330,710	$1,330,710
Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations:
Forward Foreign Currency Exchange Contracts	$(2,097,570)	$(2,097,570)
Total	$(2,097,570)	$(2,097,570)
Information about derivatives reflected as of the date of this report is generally indicative of the type of activity for the six-month period ended April 30, 2026. The tables below summarize the weighted average values of derivatives holdings for the Funds during the six-month period ended April 30, 2026.
Derivative held in AGD	Average Monthly Notional Value
Foreign Currency Contracts Sold	$22,839,478

24	2026 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

Derivative held in AOD	Average Monthly Notional Value
Foreign Currency Contracts Sold	$86,540,964
The Funds value derivatives at fair value, as described in the Statements of Operations. Accordingly, the Funds do not follow hedge accounting even for derivatives employed as economic hedges.
e.  Security Transactions, Investment Income and Expenses:
Security transactions are recorded on the trade date. Realized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income and corporate actions are recorded generally on the ex-date, except for certain dividends and corporate actions which may be recorded after the ex-date, as soon as the Fund acquires information regarding such dividends or corporate actions. Interest income and expenses are recorded on an accrual basis.
f.  Distributions:
The Funds intend to make regular monthly distributions of net investment income to holders of common shares. The Funds expect to pay their common shareholders annually all or substantially all of their investment company taxable income. In addition, at least annually, the Funds intend to distribute all or substantially all of their net capital gains, if any.
Distributions from net realized gains for book purposes may include short-term capital gains which are ordinary income for tax purposes. Distributions to common shareholders are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes they are reported to shareholders as return of capital.
g.  Federal Income Taxes:
Each Fund intends to continue to qualify as a “regulated investment company” ("RIC") by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Funds from all federal income taxes. Therefore, no federal income tax provision is required.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Since tax authorities can examine previously filed tax returns, the Funds' U.S. federal and state tax returns for all open tax years are subject to such review.
h.  Foreign Withholding Tax:
Dividend and interest income from non-U.S. sources received by the Funds are generally subject to non-U.S. withholding taxes and are recorded on the Statements of Operations. The Funds file for tax reclaims for the refund of such withholding taxes according to tax treaties. Tax reclaims that are deemed collectible are booked as tax reclaim receivable on the Statements of Assets and Liabilities. In addition, the Funds may be subject to capital gains tax in certain countries in which they invest. The above taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties with some of these countries. The Funds accrue such taxes when the related income is earned.
In addition, when the Funds sell securities within certain countries in which they invest, the capital gains realized may be subject to tax. The amount of capital gains tax, if any, is reported on the Statement of Operations. Based on these market requirements and as required under U.S. GAAP, the Funds accrue deferred capital gains tax, if any, on securities currently held that have unrealized appreciation within these countries. The amount of deferred capital gains tax accrued and the change in deferred capital gains tax, if any, is reported on the Statements of Assets and Liabilities and the Statement of Operations, respectively.
3.  Agreements and Transactions with Affiliates
a.  Investment Adviser:
abrdn Investments Limited serves as the Funds' investment adviser (the "Adviser") pursuant to investment advisory agreements (the “Advisory Agreements”) with the Funds. The Adviser is a wholly-owned indirect subsidiary of Aberdeen group plc. In rendering advisory services, the Adviser may use the resources of investment advisor subsidiaries of Aberdeen group plc. These affiliates have entered into procedures pursuant to which investment professionals from affiliates may render portfolio management and research services as associated persons of the Adviser.
As compensation for its services to AGD, the Adviser receives an annual investment advisory fee of 1.00% based on the Fund’s average daily net assets, computed daily and payable monthly.  For the six-month period ended April 30, 2026, AGD paid the Adviser $1,486,265.

2026 Semi-Annual Report	25

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

As compensation for its services to AOD, the Adviser receives an annual investment advisory fee of 1.00% based on the Fund’s average daily managed assets, computed daily and payable monthly. During the six-month period ended April 30, 2026, AOD paid the Adviser $5,362,707. “Managed Assets” means total assets of the Fund, including any form of investment leverage, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), (ii) the issuance of preferred stock or other similar preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Fund’s investment objectives and policies, and/or (iv) any other means.
b.  Fund Administrator:
abrdn Inc., an affiliate of the Adviser, is the Funds' Administrator. Pursuant to the Administration Agreement, abrdn Inc. receives a fee paid by each Fund, at an annual fee rate of 0.08% of the Funds' average daily net assets. For the six-month period ended April 30, 2026, abrdn Inc. earned $118,901 and $427,267 from AGD and AOD, respectively from the Fund for administration services.
c.  Investor Relations:
Under the terms of the Investor Relations Services Agreement, abrdn Inc. provides and/or engages third parties to provide investor relations services to the Funds and certain other funds advised by the Adviser or its affiliates as part of an Investor Relations Program. Under the Investor Relations Services Agreement, each Fund owes a portion of the fees related to the Investor Relations Program (the “Fund’s Portion”). However, Investor Relations Services fees are limited by abrdn Inc. so that each Fund will only pay up to an annual rate of 0.05% of the Fund’s average weekly net assets. Any difference between the capped rate of 0.05% of each Fund’s average weekly net assets and each Fund’s Portion is paid for by abrdn Inc.
During the six-month period ended April 30, 2026, AGD and AOD incurred investor relations fees of approximately $41,937 and $86,589, respectively. For the six-month period ended April 30, 2026,  abrdn Inc. did not contribute to the investor relations fees for the Funds because the Funds' contribution was below 0.05% of the Funds average weekly net assets on an annual basis.
4.  Investment Transactions
Purchases and sales of investment securities (excluding short-term securities) for the six-month period ended April 30, 2026, were $99,702,901 and $98,497,935, respectively for AGD.
Purchases and sales of investment securities (excluding short-term securities) for the six-month period ended April 30, 2026, were $330,828,232 and $350,287,009, respectively for AOD.
5.  Capital
As of April 30, 2026, there were 26,174,341 and 105,446,496 shares of common stock issued and outstanding of AGD and AOD, respectively.
AGD has filed a shelf registration statement with the SEC, initially effective on October 30, 2025, authorizing the Fund to issue up to $150,000,000 aggregate initial offering price of common shares of beneficial interest with no par value ("Common Shares"), preferred shares ("Preferred Shares"), promissory notes ("Notes"), subscription rights to purchase Common Shares ("Rights" and collectively with the Common Shares and Preferred Shares, "Securities") in one or more offerings in amounts, at prices and on terms set forth in one or more supplements to the initial Prospectus (each a "Prospectus Supplement"). The offering costs associated with the Fund's shelf registration statement are approximately $294,037 of which $77,235 was charged to paid-in capital upon the issuance of associated shares.
On April 1, 2026, abrdn Global Dynamic Dividend Fund  (the “Fund”) entered into an amended and restated distribution agreement (the “Distribution Agreement”) with ALPS Distributors, Inc. (the “Distributor”), pursuant to which the Fund may offer and sell up to $100,000,000 of common shares of beneficial interest with no par value (“Common Shares”), from time to time through the Distributor, in transactions deemed to be “at the market” as defined in Rule 415 under the Securities Act of 1933, as amended (the “Offering”). Under the Investment Company Act of 1940, as amended, the Fund may not sell any Common Shares at a price below the current net asset value of such common shares, exclusive of any distributing commission or discount. Pursuant to the Distribution Agreement, the Distributor may enter into sub-placement agent agreements with one or more selected dealers. The Distributor has entered into an amended and restated sub-placement agent agreement, dated April 1, 2026, with UBS Securities LLC relating to the Common Shares to be offered under the Distribution Agreement. The Offering is being made pursuant a prospectus supplement, dated April 1, 2026 and the accompanying prospectus, dated October 30, 2025, each of which constitute part of the Fund’s effective shelf registration statement on Form N-2 (File No. 333-290833) previously filed with the Securities and Exchange Commission.
The offering costs associated with the Fund’s at the market Offering are approximately $47,150 of which $12,385 were charged to paid-incapital upon the issuance of associated shares and $34,765 remains in prepaid expenses.
Additional shares of each Fund may be issued under certain circumstances, including pursuant to the Fund's Dividend Reinvestment and Optional Cash Purchase Plan. Additional information concerning the Dividend Reinvestment and Optional Cash Purchase Plan is included within this report.

26	2026 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

6.  Open Market Repurchase Policy
Each Board has approved an open market repurchase and discount management policy (the “Program”). The Program allows each Fund to purchase, in the open market, up to 10% of its outstanding common shares, with the amount and timing of any repurchase determined at the discretion of the Funds' investment adviser. Such purchases may be made opportunistically at certain discounts to NAV per share in the reasonable judgment of management based on historical discount levels and current market conditions. If shares are repurchased, the Funds report repurchase activity on its website on a monthly basis. For the six-month period ended April 30, 2026, the Funds did not repurchase any shares through the Program.
On a quarterly basis, the Board will receive information on any transactions made pursuant to this policy during the prior quarter.
7.  Line of Credit
Each Fund has entered into a lending agreement with BNP Paribas Prime Brokerage International Ltd. (“BNPP PB”).
AGD is allowed to borrow on an uncommitted and secured basis. The BNPP PB facility provides a secured, uncommitted line of credit for the Fund where selected Fund assets are pledged against advances made to the Fund. The Fund has granted a security interest in all pledged assets used as collateral to the BNPP PB facility. The Fund is permitted to borrow up to the maximum allowable amount under the 1940 Act, as amended, of the total assets for extraordinary or emergency purposes, which is generally, 33.33% of total assets, but may exceed that under certain market conditions. Additionally, the Fund is permitted to borrow up to 10% of the total assets for investment purposes.
AOD is allowed to borrow on a secured and committed basis. The maximum commitment amount is $300,000,000 however, the Fund may borrow up to 33.33% of its total assets on an uncommitted basis. The BNPP PB facility provides a secured, committed line of credit for the Fund where certain Fund assets are pledged against advances made to the Fund. The Fund has granted a security interest in all pledged assets used as collateral to BNPP PB.
The interest on the BNPP PB for both Funds on amounts borrowed is charged at a variable rate, which may be based on the Secured Overnight Financing Rate (“SOFR”) plus a spread. On April 30, 2026, the amount drawn on the line of credit was $2,192,905 and $31,919,155 for AGD and AOD, respectively. Either BNPP PB or a Fund may terminate its respective agreement upon delivery of written notice. During the six-month period ended April 30, 2026, the borrowing activity for the Funds was as follows:
Fund	Max Borrowing	Average Borrowing	Average interest rate on Borrowing	Interest expense related to Line of Credit
AGD	$5,890,267	$945,809	4.91%	$23,956
AOD	$31,919,155	$4,704,454	4.82%	$111,036

8.  Portfolio Investment Risks
a.  Dividend Strategy Risk:
There is no guarantee that the issuers of the stocks held by the Funds will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. The Funds' emphasis on dividend paying stocks could cause the Funds to underperform similar funds that invest without consideration of a company’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. The Funds may hold securities for short periods of time related to the dividend payment periods and may experience loss during these periods.

b.  Emerging Markets Risk:
The Funds are subject to emerging market risk. This is a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” below). Additional risks associated with investing in emerging markets include, among other things, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, loss resulting from problems in share registration and custody, and in the nationalization of foreign deposits or assets.
c.  Equity Securities Risk:
The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions), to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry) or to the market as a whole (such as periods of market volatility or instability, or general and prolonged periods of economic decline). Holders of common stock generally are subject to more risks than holders of preferred stock or debt securities because

2026 Semi-Annual Report	27

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

the right to repayment of common shareholders' claims is subordinated to that of preferred stock and debt securities upon the bankruptcy of the issuer.
d.  Foreign Currency Exposure Risk:
The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Funds more greatly to the extent the Funds do not hedge their currency risk, or hedging techniques used by the Adviser are unsuccessful.
e.  Foreign Securities Risk:
Foreign countries in which the Funds may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Funds' investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Funds focus their investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
f.  Issuer Risk
The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services. In an increasingly interconnected financial market, the adverse changes in the financial conditions of one issuer may negatively affect other issuers.
g.  Leverage Risk:
The Funds may use leverage to purchase securities. Increases and decreases in the value of the Funds' portfolio will be magnified when the Funds use leverage. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.
h.  Management Risk:
The Funds are subject to the risk that the Adviser may make poor security selections. The Adviser and its portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Funds and there can be no guarantee that these decisions will achieve the desired results for the Funds. In addition, the Adviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.
i.  Market Events Risk:
The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the Fed or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, investor sentiment and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, war, terrorism, natural disasters, public health issues such as pandemics or epidemics, and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may be negatively affected. In addition, any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the world economy, which in turn could adversely affect the Fund's investments.
j.  Mid-Cap Securities Risk
Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.
k.  Non-U.S. Taxation Risk
Income, proceeds and gains received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries, which will reduce the return on those investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes.
If, at the close of its taxable year, more than 50% of the value of a Fund’s total assets consists of securities of foreign corporations, including for this purpose foreign governments, the Fund will be permitted to make an election under the Code that will allow shareholders a deduction or credit for foreign taxes paid by the Fund. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of such foreign taxes is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. If a Fund does not qualify for or chooses not to make such an election, shareholders will not be entitled separately to claim a credit or deduction for U.S. federal income tax purposes with respect to foreign taxes paid by the Fund; in

28	2026 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

that case the foreign tax will nonetheless reduce the Fund’s taxable income. Even if a Fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the Fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.

l.  Portfolio Turnover Risk:
The Funds may engage in active and frequent trading of portfolio securities to achieve their investment objectives. High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance. It may also result in greater realization of gains, which may include short-term gains taxable at ordinary income tax rates.
m.  Qualified Dividend Income Tax Risk
Favorable U.S. federal tax treatment of Fund distributions may be adversely affected, changed or repealed by future changes in tax laws.

n.  Sector Risk:
To the extent that the Funds have a significant portion of their assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Funds may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
Information Technology Sector Risk. To the extent that the information technology sector represents a significant portion of a Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, competition for the services of qualified personnel and reduced availability of financing options. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
o.  Small-Cap Securities Risk
Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

p.  Valuation Risk:
The price that the Funds could receive upon the sale of any particular portfolio investment may differ from the Funds' valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Funds, and the Funds could realize a greater than expected loss or lower than expected gain upon the sale of the investment. The Funds' ability to value their investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
9.  Contingencies
In the normal course of business, the Funds may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds, and therefore, cannot be estimated; however, the Funds expect the risk of loss from such claims to be remote.

10.  Tax Information
The U.S. federal income tax basis of the Funds' investments (including derivatives, if applicable) and the net unrealized appreciation as of April 30, 2026, were as follows:
Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
abrdn Global Dynamic Dividend Fund	$240,887,904	$104,293,434	$(27,151,204)	$77,142,230
abrdn Total Dynamic Dividend Fund	787,957,038	440,089,776	(91,558,651)	348,531,125
11.  Segment Reporting
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted disclosures only and did not affect each Funds' financial position nor the results of its operations. Operating segments are components of a public entity that engage in business activities from which it may recognize revenues and incur expenses, have discrete financial information available, and have their

2026 Semi-Annual Report	29

Notes to  Financial Statements (unaudited)  (concluded)
April 30, 2026

operating results regularly reviewed by the public entity’s chief operating decision maker (“CODM”) when assessing segment performance and making decisions about segment resources.
The Chief Financial Officer of the Funds act as each Funds' CODM. The CODM monitors the operating results of the Funds as a whole, and each Funds' asset allocation is managed in accordance with its Prospectus. The Funds operate as a single operating and reporting segment pursuant to its investment objective and principal investment strategy. Each Funds' portfolio composition, total returns, expense ratios and changes in net assets used by the CODM to assess segment performance and make resource allocations are consistent with the information presented within each Funds' financial statements. Segment assets are reflected on each Funds' Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the Statement of Operations.
12.  Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The Funds have adopted ASU 2023-09 as of December 31, 2025.
13.  Subsequent Events
Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of April 30, 2026, other than as noted below.
On May 11, 2026 and June 9, 2026, AGD announced that it will pay on May 29, 2026 and June 30, 2026, respectively, a distribution per share of $0.12 and $0.12, respectively, to all shareholders of record as of May 21, 2026 and June 23, 2026, respectively.
On May 11, 2026 and June 9, 2026, AOD announced that it will pay on May 29, 2026 and June 30, 2026, respectively, a distribution per share of $0.10 and $0.11, respectively, to all shareholders of record as of May 21, 2026 and June 23, 2026, respectively.

30	2026 Semi-Annual Report

Dividend Reinvestment and Optional Cash Purchase Plan  (Unaudited)

The Funds intend to distribute to shareholders substantially all of their net investment income and to distribute any net realized capital gains at least annually. Net investment income for this purpose is income other than net realized long-term and short-term capital gains net of expenses. Pursuant to the Dividend Reinvestment and Optional Cash Purchase Plan (the “Plan”), shareholders whose shares of common stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by Computershare Trust Company N.A. (the “Plan Agent”) in the Fund shares pursuant to the Plan, unless such shareholders elect to receive distributions in cash. Shareholders who elect to receive distributions in cash will receive such distributions paid by check in U.S. Dollars mailed directly to the shareholder by the Plan Agent, as dividend paying agent. In the case of shareholders such as banks, brokers or nominees that hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholders as representing the total amount registered in such shareholders’ names and held for the account of beneficial owners that have not elected to receive distributions in cash. Investors that own shares registered in the name of a bank, broker or other nominee should consult with such nominee as to participation in the Plan through such nominee and may be required to have their shares registered in their own names in order to participate in the Plan. Please note that the Funds do not issue certificates so all shares will be registered in book entry form. The Plan Agent serves as agent for the shareholders in administering the Plan. If the Trustees of a Fund declare an income dividend or a capital gains distribution payable either in the Funds' common stock or in cash, nonparticipants in the Plan will receive cash and participants in the Plan will receive common stock, to be issued by the Funds or purchased by the Plan Agent in the open market, as provided below. If the market price per share (plus expected per share fees) on the valuation date equals or exceeds NAV per share on that date, the Funds will issue new shares to participants at NAV; provided, however, that if the NAV is less than 95% of the market price on the valuation date, then such shares will be issued at 95% of the market price. The valuation date will be the payable date for such distribution or dividend or, if that date is not a trading day on the NYSE, the immediately preceding trading date. If NAV exceeds the market price of Fund shares at such time, or if the Funds should declare an income dividend or capital gains distribution payable only in cash, the Plan Agent will, as agent for the participants, buy Fund shares in the open market, on the NYSE or elsewhere, for the participants’ accounts on, or shortly after, the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the NAV of the Funds' share, the average per share purchase price paid by the Plan Agent may exceed the NAV of the Funds' shares, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Funds on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and will receive the uninvested portion of the dividend amount in newly issued shares at the close of business on the last purchase date.
Participants have the option of making additional cash payments of a minimum of $50 per investment (by check, one-time online bank debit or recurring automatic monthly ACH debit) to the Plan Agent for investment in the Funds' common stock, with an annual maximum contribution of $250,000. The Plan Agent will wait up to three business days after receipt of a check or electronic funds transfer to ensure it receives good funds. Following confirmation of receipt of good funds, the Plan Agent will use all such funds received from participants to purchase Fund shares in the open market on the 25th day of each month or the next trading day if the 25th is not a trading day.
If the participant sets up recurring automatic monthly ACH debits, funds will be withdrawn from his or her U.S. bank account on the 20th of each month or the next business day if the 20th is not a banking business day and invested on the next investment date. The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder’s proxy will include those shares purchased pursuant to the Plan. There will be no brokerage charges with respect to common shares issued directly by the Funds. However, each participant will pay a per share fee of $0.02 incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends, capital gains distributions and voluntary cash payments made by the participant. Per share fees include any applicable brokerage commissions the Plan Agent is required to pay.
Participants also have the option of selling their shares through the Plan. The Plan supports two types of sales orders. Batch order sales are submitted on each market day and will be grouped with other sale requests to be sold. The price will be the average sale price obtained by Computershare’s broker, net of fees, for each batch order and will be sold generally within 2 business days of the request during regular open market hours. Please note that all written sales requests are always processed by Batch Order. ($10 and $0.12 per share). Market Order sales will sell at the next available trade. The shares are sold real time when they hit the market, however an available trade must be presented to complete this transaction. Market Order sales may only

2026 Semi-Annual Report	31

Dividend Reinvestment and Optional Cash Purchase Plan  (Unaudited)  (concluded)

be requested by phone at 1-800-647-0584 or using Investor Center through www.computershare.com/buyaberdeen. ($25 and $0.12 per share).
The receipt of dividends and distributions under the Plan will not relieve participants of any income tax that may be payable on such dividends or distributions. The Funds or the Plan Agent may terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the termination sent to members of the Plan at least 30 days prior to the record date for such dividend or distribution. The Plan also may be amended by the Funds or the Plan Agent, but (except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority) only by mailing a written notice at least 30 days prior to the effective date to the participants in the Plan. All correspondence concerning the Plan should be directed to the Plan Agent by phone at 1-800-647-0584, using Investor Center through www.computershare.com/buyaberdeen or in writing to Computershare Trust Company N.A., P.O. Box 43006, Providence, RI 02940-3078.

32	2026 Semi-Annual Report

Corporate Information

Trustees
Todd Reit, Chair effective May 27, 2026*
Christian Pittard
John Sievwright
Nancy Yao
* P. Gerald Malone was a Trustee and Chair as of April 30, 2026 and retired from the Board effective May 27, 2026 as presented in the annual proxy.
Investment Adviser
abrdn Investments Limited
1 George Street
Edinburgh, EH2 2LL
United Kingdom
Administrator
abrdn Inc.
1900 Market Street, Suite 200
Philadelphia, PA 19103
Custodian
State Street Bank and Trust Company
John Adams Building
1776 Heritage Drive
North Quincy, MA 02171
Transfer Agent
Computershare Trust Company, N.A.
P.O. Box 43006
Providence, RI 02940-3078
Independent Registered Public Accounting Firm
KPMG LLP
191 West Nationwide Blvd., Suite 500
Columbus, OH 43215
Legal Counsel
Dechert LLP
1900 K Street N.W.
Washington, D.C. 20006
Investor Relations
abrdn Inc.
1900 Market Street, Suite 200
Philadelphia, PA 19103
1-800-522-5465
Investor.Relations@aberdeenplc.com

The Financial Statements as of April 30, 2026, included in this report, were not audited and accordingly, no opinion is expressed thereon.
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may purchase, from time to time, shares of its common stock in the open market.
Shares of abrdn Global Dynamic Dividend Fund and abrdn Total Dynamic Dividend Fund are traded on the NYSE under the symbols “AGD” and “AOD”, respectively. Information about the Funds' net asset value and market price is available at https://www.aberdeeninvestments.com/en-us/investor/investment-solutions/closed-end-funds.
This report, including the financial information herein, is transmitted to the shareholders of abrdn Global Dynamic Dividend Fund and abrdn Total Dynamic Dividend Fund for their general information only. It does not have regard to the specific investment objectives, financial situation and the particular needs of any specific person. Past performance is no guarantee of future results.

AOE-0143-SAR

(b) Not applicable.

Item 2. Code of Ethics.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 6. Schedule of Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of close of the reporting period is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to semi-annual report on Form N-CSR.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total No. of Shares Purchased	(b) Average Price Paid per Share	(c) Total No. of Shares Purchased as Part of Publicly Announced Plans or Programs(1)	(d) Maximum No. of Shares that May Yet Be Purchased Under the Plans or Programs(1)
Month #1 (Nov. 1, 2025 — Nov. 30, 2025)	—	—	—	1,254,958
Month #2 (Dec. 1, 2025 — Dec. 31, 2025)	—	—	—	1,254,958
Month #3 (Jan. 1, 2026 — Jan. 31, 2026)	—	—	—	1,254,958
Month #4 (Feb. 1, 2026 — Feb. 28, 2026)	—	—	—	1,254,958
Month #5 (Mar. 1, 2026 — Mar. 31, 2026)	—	—	—	1,254,958
Month #6 (Apr. 1, 2026 — Apr. 30, 2026)				1,254,958
Total	—	—	—

(1)	On June 13, 2018, the Board approved an open market share repurchase program (the “Program”). The Program allows the Fund to purchase, in the open market, its outstanding common shares, with the amount and timing of any repurchase determined at the discretion of the Fund’s investment adviser. Such purchases may be made opportunistically at certain discounts to NAV per share in the reasonable judgment of management based on historical discount levels and current market conditions. On a quarterly basis, the Fund’s Board will receive information on any transactions made pursuant to this policy during the prior quarter and management will post the number of shares repurchased on the Fund's website on a monthly basis. Under the terms of the Program, the Fund is permitted to repurchase up to 10% of its outstanding shares of common stock in the open market during any 12 month period. For the six-month period ended April 30, 2026, the Fund did not repurchase any shares through this program.

Item 15. Submission of Matters to a Vote of Security Holders.

During the period ended April 30, 2026, there were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation

Not appliable

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(a)(3)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this Form N-CSR.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(5)	Change in Registrant’s independent public accountant. Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are exhibits to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

abrdn Global Dynamic Dividend Fund

By:	/s/ Alan Goodson
Alan Goodson,
Principal Executive Officer of
abrdn Global Dynamic Dividend Fund

Date: July 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alan Goodson
Alan Goodson,
Principal Executive Officer of
abrdn Global Dynamic Dividend Fund

Date: July 9, 2026

By:	/s/ Sharon Ferrari
Sharon Ferrari,
Principal Financial Officer of
abrdn Global Dynamic Dividend Fund

Date: July 9, 2026